Contingencies and restrictions (Details Textual) - USD ($)		12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2020	Nov. 30, 2020	Sep. 30, 2020	Mar. 24, 2017	Aug. 26, 2016	Dec. 31, 2010	Aug. 31, 2004	Aug. 31, 1996
Statement [Line Items]
Lawsuits, name of defendant		SQM Salar and SQM Industrial
Lawsuits, lawsuit filing date		May 2016
Lawsuits, domicile of litigation		19th Civil Court of Santiago
Lawsuits, allegations		for the alleged extracontractual liability derived from the accident occurring in July 2014 in the town of María Elena
Lawsuits, nominal value		$ 515,000
Tax contingency, amount claimed							$ 14,400,000	$ 17,800,000
Tax contingency, amount under dispute correspond to excess charge levied		7,000,000
Expected claim for differences in specific tax on mining activities		43,000,000
Guarantee obligations		731,000
Environmental Loss Contingencies Component Amount	$ 9,000,000
Provision for taxes other than income tax [member]
Statement [Line Items]
Tax Contingency Excess Charge Amount Returned		5,800,000
Tax Contingency Amount Related To First Category Tax Rate Plus Interests And Fines		1,200,000
Provision for taxes other than income tax [member] | Mining Tax [Member]
Statement [Line Items]
Receivables from taxes other than income taxes		90,300,000	$ 32,200,000
Provision for taxes other than income tax [member] | Excess Collection [Member] | Mining Tax [Member]
Statement [Line Items]
Receivables from taxes other than income taxes		19,500,000	7,000,000
Provision for taxes other than income tax [member] | Recoverable Taxes [Member] | Mining Tax [Member]
Statement [Line Items]
Receivables from taxes other than income taxes		5,800,000
Provision for taxes other than income tax [member] | Villella [Member] | Class Action Law Suit [Member]
Statement [Line Items]
Law suits fines penalties and damages payable					$ 62,500,000
Soquimich Comercial S.A. [Member]
Statement [Line Items]
Lawsuits, damages owed, value		1,200,000
Collateral Security Carrying Value		$ 10,114,000	9,611,000
SQM Salar [Member] | Provision for taxes other than income tax [member] | Two Thousand And Seventeen [Member] | Liquidation Number Sixty Five [Member] | Mining Tax [Member]
Statement [Line Items]
Tax other than income payable						$ 19,500,000
SQM Salar [Member] | Provision for taxes other than income tax [member] | Two Thousand And Eighteen [Member] | Liquidation Number Sixty Six [Member] | Mining Tax [Member]
Statement [Line Items]
Tax other than income payable						22,100,000
SQM Salar [Member] | Provision for taxes other than income tax [member] | Two Thousand Seventeen And Eighteen [Member] | Interest Payable [Member] | Mining Tax [Member]
Statement [Line Items]
Interest and penalties on tax other than income tax payable						$ 22,300,000
SQM Salar [Member] | Provision for taxes other than income tax [member] | Two Thousand Seventeen And Eighteen [Member] | Mining Taxes Including Interest Paid [Member] | Mining Tax [Member]
Statement [Line Items]
Payment of taxes other than income taxes			63,900,000
SQM Salar [Member] | Provision for taxes other than income tax [member] | Two Thousand Seventeen And Eighteen [Member] | Over Payment [Member] | Mining Tax [Member]
Statement [Line Items]
Excess payment of mining taxes			$ 18,000,000
Lawsuit two [Member] | North America Corp [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | City Of Pomona [Member]
Statement [Line Items]
Law suits fines penalties and damages payable									$ 36,000,000
Lawsuit three [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		city of Pomona in the state of California, United States
Lawsuits, name of defendant		SQM NA
Lawsuits, lawsuit filing date		December 2010
Lawsuits, domicile of litigation		US District Court for the Central District of California
Lawsuits, allegations		payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuits, litigation status		On May 17, 2018, district judge Gary Klausner ruled in favor of SQM NA following the jury verdict. On February 6, 2020, the United States Court of Appeals for the Ninth Circuit demanded a retrial before the District Court
Lawsuit four [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		the city of Lindsay in California, United States
Lawsuits, name of defendant		SQM NA
Lawsuits, lawsuit filing date		December 2010
Lawsuits, domicile of litigation		US District Court for the Central District of California
Lawsuits, allegations		payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuit five [Member]
Statement [Line Items]
Lawsuits, name of defendant		SQM Nitratos
Lawsuits, lawsuit filing date		May 2014
Lawsuits, domicile of litigation		18th Civil Court of Santiago
Lawsuits, allegations		for its alleged extracontractual liability derived from an explosion occurring in 2010 in the vicinity of the town of Baquedano, which caused the death of six workers.
Lawsuits, litigation status		On May 7, 2019, the 18th Civil Court of Santiago dismissed the claim. The case currently is in the Santiago Court of Appeals, which will make a determination on the motion for appeal and cassation brought about on behalf of the plaintiff.
Lawsuits, nominal value		$ 1,200,000
Lawsuit six [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Tyne and Wear Pension Fund represented by the Council of the Borough of South Tyneside acting as lead plaintiff
Lawsuits, name of defendant		the Company
Lawsuits, lawsuit filing date		On October 2015
Lawsuits, domicile of litigation		US Federal Court of the Southern District of New York
Lawsuits, allegations		potential damages to ADS Holders in the Company due to alleged noncompliance with the securities regulation in the United States
Lawsuit seven [Member]
Statement [Line Items]
Lawsuits, domicile of litigation		13th Civil Court of Santiago
Lawsuits, litigation status		On March 6, 2019, the 13th Civil Court of Santiago dismissed the claim. The case is currently in the Santiago Court of Appeals, which will decide on the motion for appeal brought about by the plaintiffs.
Lawsuits, nominal value		$ 7,000,000
Lawsuit eight [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Transportes Buen Destino S.A.
Lawsuits, name of defendant		SQM Salar
Lawsuits, lawsuit filing date		January 2018
Lawsuits, domicile of litigation		arbitration claim under CAM (arbitration and mediation center) rules
Lawsuits, allegations		controversies resulting from the execution of transport contracts for lithium brine and transport of salts
Lawsuits, litigation status		currently in the evidence stage
Lawsuits, nominal value		$ 3,000,000
Lawsuit nine [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruslay Rojas Valderrama
Lawsuits, name of defendant		Corfo
Lawsuits, lawsuit filing date		September 2018
Lawsuits, allegations		Salar de Atacama Project Contract signed between Corfo and SQM Salar.
Lawsuits, litigation status		discussion stage
Lawsuit ten [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		The Company and FPC Ingeniería y Construcción SpA
Lawsuits, lawsuit filing date		May 2019
Lawsuits, allegations		alleged extracontractual liability derived from the traffic accident occurring
Lawsuits, litigation status		on March 5, 2018, involving the overturn of a truck owned by FPC and the subsequent death of its two occupants, both employees of FPC. The four children of one of the deceased workers are the plaintiffs in this case and are seeking compensation for moral damages.
Lawsuits, nominal value		$ 1,200,000
Lawsuit eleven [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Servicios Logísticos Integrales Inversol SpA
Lawsuits, name of defendant		arbitration claim under CAM rules against SQM Salar for controversies
Lawsuits, lawsuit filing date		June 24, 2019
Lawsuits, litigation status		evidence stage
Lawsuit twelve [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Fennix Industrial SpA
Lawsuits, name of defendant		SQM Salar
Lawsuits, lawsuit filing date		April 2019
Lawsuits, domicile of litigation		First Civil Court of Concepción
Lawsuits, allegations		controversies resulting from the execution of a civil works and electromechanical assembly contract.
Lawsuits, litigation status		discussion stage
Lawsuits, nominal value		$ 770,000
Lawsuit thirteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Arrigoni Ingeniería y Construcción S.A.
Lawsuits, name of defendant		SQM Salar
Lawsuits, lawsuit filing date		November 2019
Lawsuits, domicile of litigation		arbitration court under CAM rules
Lawsuits, allegations		requesting the conclusion of the Works Contract known as “Expansion of Lithium Carbonate Plant Phase II
Lawsuits, litigation status		evidence stage
Lawsuits, nominal value		$ 14,600,000
Lawsuit fourteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		Sierra Gorda S.C.M.
Lawsuits, name of defendant		the Company
Lawsuits, lawsuit filing date		December 16, 2011
Lawsuits, litigation status		discussion stage
Lawsuit fifteen [Member]
Statement [Line Items]
Lawsuits, name of plaintiff		arbitration court under CAM rules
Lawsuits, name of defendant		Rotto S.A.
Lawsuits, lawsuit filing date		September 2020
Lawsuits, nominal value		$ 713,000		$ 436,000,000
Law Suit One A [Member] | Nitratos Naturais Do Chile Ltda. [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | Fazoanda Do Estado De Sao Paulo [Member]
Statement [Line Items]
Law suits fines penalties and damages payable											$ 492
Law Suit One B [Member] | Nitratos Naturais Do Chile Ltda. [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | Fazoanda Do Estado De Sao Paulo [Member]
Statement [Line Items]
Law suits fines penalties and damages payable										$ 265